Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 1,163,734	$ 528,497
Bank deposits	2,280	0
Restricted cash	122,735	409,424
Trade receivables	111,799	95,118
Other receivables	149,939	62,286
Other financial assets	1,223	524
Total current assets	1,551,710	1,095,849
Non-current assets
Restricted cash	133,009	130,358
Other long-term receivables	33,917	64,349
Deferred costs in respect of projects	378,466	235,615
Deferred borrowing costs	2,141	1,749
Loans to investee entities	91,852	85,131
Investments in equity accounted investees	36,027	59,310
Fixed assets, net	7,486,761	6,281,418
Intangible assets, net	318,289	303,971
Deferred taxes assets	4,223	4,692
Right-of-use asset, net	258,464	225,495
Financial assets at fair value through profit or loss	109,061	83,582
Other financial assets	58,137	58,383
Total non-current assets	8,910,347	7,534,053
Total assets	10,462,057	8,629,902
Current liabilities
Credit and current maturities of loans from banks and other financial institutions	566,257	884,120
Trade payables	78,457	137,230
Other payables	528,706	405,741
Current maturities of debentures	186,745	173,571
Current maturities of lease liability	13,142	12,396
Other financial liabilities	9,445	16,147
Total current liabilities	1,382,752	1,629,205
Non-current liabilities
Debentures	854,480	477,315
Other financial liabilities	172,810	378,303
Convertible debentures	287,992	273,801
Loans from banks and other financial institutions	4,158,696	2,981,786
Loans from non-controlling interests	82,449	86,946
Financial liabilities through profit or loss	27,511	26,946
Deferred taxes liabilities	85,751	77,688
Employee benefits	2,096	1,645
Lease liability	265,505	231,135
Deferred income related to tax equity	596,401	370,734
Asset retirement obligation	100,623	99,460
Total non-current liabilities	6,634,314	5,005,759
Total liabilities	8,017,066	6,634,964
Equity
Ordinary share capital	3,961	3,711
Share premium	1,743,180	1,319,716
Capital reserves	100,113	99,311
Proceeds on account of convertible options	24,994	25,380
Accumulated profit	293,465	240,023
Equity attributable to shareholders of the Company	2,165,713	1,688,141
Non-controlling interests	279,278	306,797
Total equity	2,444,991	1,994,938
Total liabilities and equity	$ 10,462,057	$ 8,629,902